REVENUE AND EXPENSES (Details 4) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Gambling taxes	€ 10,174	€ 7,580
Leases	237	257
Utilities, repairs and maintenance	550	667
Professional services and other expenses	32,145	30,186
Casino license royalties	3,965	3,018
Marketing expenses	43,874	35,393
Total	€ 90,945	€ 77,101